Revenue (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue
For the three months ended March 31, 2021 and 2020, revenues consisted of the following:

	Three Months Ended
	March 31,
Management fees	2021	2020
Management fees, net	$80,265	$75,727
Fund expense reimbursement revenue	2,360	1,974
Management fees	$82,625	$77,701

	Three Months Ended
	March 31,
Incentive fees	2021	2020
Performance fees	$6,113	$605
Carried interest	12,101	2,628
Total incentive fees	$18,214	$3,233

For the years ended December 31, 2020, 2019 and 2018, revenues consisted of the following:

	Year Ended December 31,
Management fees	2020	2019	2018
Management fees	$302,339	$318,008	$311,456
Fund expense reimbursement revenue	8,406	6,708	4,142
Total management fees	$310,745	$324,716	$315,598

	Year Ended December 31,
Incentive fees	2020	2019	2018
Performance fees	$52,726	$14,413	$3,111
Carried interest	58,924	69,752	53,948
Total incentive fees	$111,650	$84,165	$57,059